Quarterly Report
March 31, 2020
MFS®  New Discovery Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace – 4.3%
CACI International, Inc., “A” (a)	53,439	$11,283,645
FLIR Systems, Inc.	227,521	7,255,645
Kratos Defense & Security Solutions, Inc. (a)	511,469	7,078,731
		$25,618,021
Apparel Manufacturers – 1.5%
Levi Strauss & Co., “A” (l)	216,190	$2,687,241
Skechers USA, Inc., “A” (a)	270,647	6,425,160
		$9,112,401
Automotive – 2.2%
Hella KGaA Hueck & Co.	75,791	$2,220,146
IAA, Inc. (a)	160,225	4,800,341
Stoneridge, Inc. (a)	195,865	3,280,739
Visteon Corp. (a)	57,356	2,751,941
		$13,053,167
Biotechnology – 5.8%
10x Genomics, Inc., “A” (a)	38,425	$2,394,646
Adaptive Biotechnologies Corp. (a)	161,432	4,484,581
Aimmune Therapeutics, Inc. (a)	108,734	1,567,944
Amicus Therapeutics, Inc. (a)	562,159	5,194,349
BioXcel Therapeutics, Inc. (a)	86,438	1,931,889
Immunomedics, Inc. (a)	157,070	2,117,304
Morphosys AG, ADR (a)(l)	164,121	4,032,453
Neurocrine Biosciences, Inc. (a)	43,168	3,736,190
Sarepta Therapeutics, Inc. (a)	20,008	1,957,183
Tricida, Inc. (a)	110,299	2,426,578
Twist Bioscience Corp. (a)	167,251	5,114,536
		$34,957,653
Brokerage & Asset Managers – 3.0%
Hamilton Lane, Inc., “A”	155,239	$8,586,269
TMX Group Ltd.	101,989	7,592,829
WisdomTree Investments, Inc.	694,007	1,617,036
		$17,796,134
Business Services – 4.4%
Clarivate Analytics PLC (a)	210,470	$4,367,252
EVO Payments, Inc., “A” (a)	183,212	2,803,144
ExlService Holdings, Inc. (a)	121,404	6,316,650
TriNet Group, Inc. (a)	158,846	5,982,140
WNS (Holdings) Ltd., ADR (a)	167,222	7,187,202
		$26,656,388
Chemicals – 1.0%
Ingevity Corp. (a)	175,325	$6,171,440
Computer Software – 9.5%
8x8, Inc. (a)	481,718	$6,676,611
Altair Engineering, Inc., “A” (a)	202,762	5,373,193
Avalara, Inc. (a)	97,374	7,264,100
Bill.com Holdings, Inc. (a)	53,709	1,836,848
DocuSign, Inc. (a)	50,939	4,706,764
Everbridge, Inc. (a)	107,998	11,486,667
Pagerduty, Inc. (a)	347,014	5,996,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	67,924	$5,999,048
Phreesia, Inc. (a)	104,823	2,204,428
Zendesk, Inc. (a)	86,822	5,557,476
		$57,101,537
Computer Software - Systems – 8.0%
Box, Inc., “A” (a)	453,366	$6,365,259
Five9, Inc. (a)	61,679	4,715,976
Pluralsight, Inc., “A” (a)	203,108	2,230,126
Proofpoint, Inc. (a)	58,186	5,969,302
Q2 Holdings, Inc. (a)	152,443	9,003,283
Rapid7, Inc. (a)	271,323	11,756,426
RealPage, Inc. (a)	152,686	8,081,670
		$48,122,042
Construction – 2.4%
Summit Materials, Inc., “A” (a)	495,140	$7,427,100
Trex Co., Inc. (a)	87,123	6,982,037
		$14,409,137
Consumer Services – 3.2%
Boyd Group Services, Inc.	38,641	$4,022,530
Bright Horizons Family Solutions, Inc. (a)	59,135	6,031,770
MakeMyTrip Ltd. (a)	271,605	3,247,038
Planet Fitness, Inc. (a)	122,234	5,952,796
		$19,254,134
Containers – 0.9%
Gerresheimer AG	80,901	$5,169,590
Electrical Equipment – 3.0%
CTS Corp.	108,140	$2,691,605
Generac Holdings, Inc. (a)	112,194	10,453,115
Littlefuse, Inc.	38,629	5,153,881
		$18,298,601
Electronics – 2.2%
Brooks Automation, Inc.	108,359	$3,304,949
Monolithic Power Systems, Inc.	32,360	5,419,006
Silicon Laboratories, Inc. (a)	49,111	4,194,571
		$12,918,526
Entertainment – 2.3%
CTS Eventim AG	140,623	$6,476,681
Manchester United PLC, “A”	480,032	7,224,482
		$13,701,163
Food & Drug Stores – 1.3%
Grocery Outlet Holding Corp. (a)	235,013	$8,070,346
Gaming & Lodging – 0.8%
Wyndham Hotels & Resorts, Inc.	162,163	$5,109,756
General Merchandise – 1.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	214,063	$9,919,679
Leisure & Toys – 0.4%
Funko, Inc., “A” (a)	588,873	$2,349,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.7%
Ritchie Bros. Auctioneers, Inc.	117,224	$4,006,716
Medical & Health Technology & Services – 7.6%
Charles River Laboratories International, Inc. (a)	72,999	$9,213,204
Guardant Health, Inc. (a)	61,799	4,301,211
HealthEquity, Inc. (a)	91,934	4,650,941
ICON PLC (a)	59,425	8,081,800
PRA Health Sciences, Inc. (a)	135,459	11,248,515
Schrodinger, Inc. (a)	62,825	2,709,014
Teladoc Health, Inc. (a)	34,714	5,381,017
		$45,585,702
Medical Equipment – 10.7%
Bio-Techne Corp.	37,077	$7,030,541
Inspire Medical Systems, Inc. (a)	41,277	2,488,178
iRhythm Technologies, Inc. (a)	63,343	5,152,953
Masimo Corp. (a)	40,676	7,204,533
Merit Medical Systems, Inc. (a)	154,442	4,826,313
Nevro Corp. (a)	46,309	4,629,974
OptiNose, Inc. (a)(l)	450,752	2,023,876
OrthoPediatrics Corp. (a)	177,374	7,031,105
PerkinElmer, Inc.	73,334	5,520,584
Quidel Corp. (a)	82,025	8,022,865
Silk Road Medical, Inc. (a)	132,245	4,163,073
STERIS PLC	36,025	5,042,419
TransMedics Group, Inc. (a)	85,993	1,038,795
		$64,175,209
Network & Telecom – 3.1%
CoreSite Realty Corp.	35,248	$4,085,243
QTS Realty Trust, Inc., REIT, “A”	249,438	14,469,899
		$18,555,142
Other Banks & Diversified Financials – 4.5%
Bank OZK	121,572	$2,030,252
Diamond Eagle Acquisition Corp. (a)(l)	360,799	4,452,260
Nebula Acquisition Corp. (a)	429,700	4,361,455
Prosperity Bancshares, Inc.	113,863	5,493,890
Signature Bank	32,097	2,580,278
Texas Capital Bancshares, Inc. (a)	165,676	3,673,037
Wintrust Financial Corp.	138,354	4,546,312
		$27,137,484
Pharmaceuticals – 3.2%
BridgeBio Pharma, Inc. (a)	123,706	$3,587,474
Collegium Pharmaceutical, Inc. (a)	154,380	2,521,025
GW Pharmaceuticals PLC, ADR (a)(l)	49,636	4,346,625
Orchard RX Ltd., ADR (a)	171,140	1,288,684
Principia Biopharma, Inc. (a)	62,222	3,694,742
SpringWorks Therapeutics, Inc. (a)	144,974	3,914,298
		$19,352,848
Pollution Control – 0.8%
Casella Waste Systems, Inc., “A” (a)	124,909	$4,878,946
Railroad & Shipping – 0.2%
StealthGas, Inc. (a)	584,122	$1,168,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.6%
Big Yellow Group PLC, REIT	455,266	$5,677,479
Industrial Logistics Properties Trust, REIT	432,437	7,584,945
STAG Industrial, Inc., REIT	358,798	8,080,131
		$21,342,555
Specialty Chemicals – 2.7%
Axalta Coating Systems Ltd. (a)	417,137	$7,203,956
Ferro Corp. (a)	546,176	5,112,207
RPM International, Inc.	69,813	4,153,874
		$16,470,037
Specialty Stores – 0.4%
Hudson Ltd., “A” (a)	531,748	$2,669,375
Trucking – 2.1%
Knight-Swift Transportation Holdings, Inc.	139,679	$4,581,471
Schneider National, Inc.	410,541	7,939,863
		$12,521,334
Total Common Stocks		$585,652,910
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 1.28% (v)	22,369,808	$22,374,282
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.22% (j)	3,550,901	$3,550,901

Other Assets, Less Liabilities – (1.8)%		(10,922,515)
Net Assets – 100.0%		$600,655,578
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,374,282 and $589,203,811, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$509,543,159	$—	$—	$509,543,159
United Kingdom	22,904,522	—	—	22,904,522
Germany	6,252,599	11,646,271	—	17,898,870
Canada	15,622,075	—	—	15,622,075
India	10,434,240	—	—	10,434,240
Ireland	8,081,800	—	—	8,081,800
Greece	1,168,244	—	—	1,168,244
Mutual Funds	25,925,183	—	—	25,925,183
Total	$599,931,822	$11,646,271	$—	$611,578,093
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $6,609,309. These loans were collateralized by cash of $3,550,901 and U.S. Treasury Obligations (held by the lending agent) of $3,243,088.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,765,476	$84,153,434	$82,543,346	$1,243	$(2,525)	$22,374,282
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,293	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.